INVESTMENTS IN LOANS AND SECURITIES - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ (68,347)		$ 0
Additions to allowance for credit losses not previously recorded	(12,643)	$ 0	(85,613)	$ 0
Write-offs charged against the allowance	2,663	$ 0	7,286	$ 0
Balance at end of period	(78,327)		(78,327)
Asset-Backed Securities
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	(65,572)		0
Additions to allowance for credit losses not previously recorded	(8,715)		(74,287)
Write-offs charged against the allowance	0		0
Balance at end of period	(74,287)		(74,287)
Other loans and receivables
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	(2,775)		0
Additions to allowance for credit losses not previously recorded	(3,928)		(11,326)
Write-offs charged against the allowance	2,663		7,286
Balance at end of period	$ (4,040)		$ (4,040)